Registration Nos. 333-21975
                                                                       811-08057
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|

                        POST-EFFECTIVE AMENDMENT No. 10                    |X|


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                         POST-EFFECTIVE AMENDMENT No. 10                   |X|
                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT E
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                             KIMBERLY J. SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------


      It is proposed that this filing will be effective (check appropriate box):
           |X|   immediately upon filing pursuant to paragraph (b) of Rule 485
           |_|   on May 1, 2001 pursuant to paragraph (b) of Rule 485
           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485.



      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 26, 2001.

                                  ------------

================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT E

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed-Rate Option; Voting Rights
Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contracts
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Enhanced Death Benefits
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

The prospectus and statement of additional information filed with Post-Effective Amendment no. 8 to this Registration Statement on April 25, 2001 are incorporated by reference.

The Guardian Investor Retirement Asset Manager Variable Annuity


Supplement dated November 6, 2001 to Prospectus dated May 1, 2001


The following information should be read in conjunction with the Prospectus dated May 1, 2001 for The Guardian Investor Retirement Asset Manager Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account E. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

1. The section entitled "The Annuity Period" on the first page of the Prospectus is replaced with the following:

Payments to the annuitant under this contract must begin no later than his or her 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings. You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period
o     Life annuity with a 10-year guaranteed period
o     Joint and survivor annuity
o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. The fourth option is only available on a variable payout basis.

2. The following is added as new paragraph under "Other Contract Features" on page 2 of the Prospectus:

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade (sm), the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

3. The following is added prior to the last paragraph in the section entitled "Expenses" on page 2 of the Prospectus:

o     Partial withdrawal charge

      During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

o     Earnings benefit rider expense

      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

4. The table entitled "Contract Owner Transaction Expenses" on page 2 of the Prospectus is revised to include the following information:

Partial Withdrawal Charge: Lesser of $25 or 2% of partial withdrawal amount.

This fee applies to partial withdrawals during the annuity period in excess of one per quarter.

5. The following table replaces the information entitled "Separate Account Level Annual Expenses" on page 3 of the Prospectus:

Separate Account Level Annual expenses
(as a percentage of daily net asset value)

7yrEDB = Seven Year Enhanced Death Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

------------------------------------------------------------------------------------------------------------------------------------
                               Contracts    Contracts    Contracts       Contracts     Contracts        Contracts        Contracts
                               with no      with         with            with          with any         with any         with CAEDB,
                               rider        7yr EDB      7yrEDB          7yrEDB        one of CAEDB,    two of CAEDB,    LB and EB
                               benefits                  and LB or EB    LB and EB     LB or EB         LB and EB
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense            1.05%        1.05%        1.05%           1.05%         1.05%            1.05%            1.05%
Risk Charge
------------------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
    Administrative Charge      0.20%        0.20%        0.20%           0.20%         0.20%            0.20%            0.20%
------------------------------------------------------------------------------------------------------------------------------------
Charges for Additional Riders
7 year Enhanced Death          0.00%        0.20%        0.20%           0.20%         0.00%            0.00%            0.00%
  Benefit (7yrEDB)
  -Contract anniversary
    enhanced death benefit
    (CAEDB)                    0.00%        0.00%        0.25%           0.50%         0.25%            0.50%            0.75%
    -Living Benefit (LB)
    -Earnings Benefit (EB)
------------------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate        0.20%        0.40%        0.65%           0.90%         0.45%            0.70%            0.95%
Account Fees
------------------------------------------------------------------------------------------------------------------------------------
Total Separate Account         1.25%        1.45%        1.70%           1.95%         1.50%            1.75%            2.00%
Level Annual Expenses
------------------------------------------------------------------------------------------------------------------------------------

6. The following replaces the information entitled "Comparison of contract expenses among underlying funds" found on pages 6 and 7 of the Prospectus:

The first column of the chart shows expenses for the basic contract (BC). The other two columns show expenses for the basic contract with one and three of the additional benefits, respectively. The examples reflect expenses of 1.25%, 1.50% and 2.00% for the basic contract one rider and three riders, respectively.


If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                              1 Yr.              3 Yrs.                  5 Yrs.                  10 Yrs.
                                        --------------------------------------------------------------------------------------------
                                              One    Three           One     Three            One    Three            One    Three
                                        BC    Rider  Riders   BC     Rider   Riders    BC    Rider   Riders      BC   Rider  Riders
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  90     92     98      111    119     134       134   148     174         226  253    305
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  90     92     98      111    119     135       135   148     175         227  254    306
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 89     92     97      110    118     134       133   147     173         224  251    303
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       93     95    100      120    128     143       149   163     188         256  282    333
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          87     90     95      103    110     126       120   134     160         197  225    278
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund   92     94    100      117    125     140       145   158     184         246  273    324
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund    93     96    101      122    130     146       154   167     193         265  291    341
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      94     97    102      124    132     148       157   170     196         272  298    348
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   98    101    106      137    145     161       179   192     217         314  339    387
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               90     93     98      112    120     136       137   150     177         231  258    310
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management
Trust                                   90     93     98      112    120     135       136   149     176         229  256    308
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              95     98    103      128    136     152       164   177     202         284  310    359
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      93     95    100      120    128     143       149   163     188         256  282    333
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund          96     98    103      129    136     152       164   177     203         285  311    360
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     94     97    102      124    132     148       157   170     196         272  298    348
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                     93     95    101      120    128     144       150   164     189         258  284    335
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio               94     97    102      125    133     149       159   172     198         275  301    351
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio             95     98    103      128    135     151       163   176     201         282  308    357
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                   94     97    102      125    133     149       159   172     198         275  301    351
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
(Service Class)                         92     95    100      118    126     141       146   159     185         250  276    327
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class)                         91     94     99      115    123     138       141   154     180         239  266    317
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio (Service Class)               92     95    100      119    127     142       148   161     187         253  279    330
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio
(Service Class)                         93     95    101      120    128     144       150   164     189         258  284    335
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio (Institutional Shares)        91     94     99      115    123     138       141   154     180         239  266    317
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio (Institutional Shares)        91     94     99      115    123     139       141   155     181         240  267    318
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
(Institutional Shares)                  91     94     99      115    123     139       141   155     181         240  267    318
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
(Institutional Shares)                  91     94     99      116    123     139       142   156     182         242  269    320
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
(Initial Class)                         93     95    101      120    128     144       150   164     189         258  284    335
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
(Initial Class)                         93     96    101      121    129     144       152   165     191         260  287    337
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
(Initial Class)                         95     98    103      127    135     150       162   175     200         280  306    355
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class)     93     95    101      120    128     144       150   164     189         258  284    335
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class) 93     96    101      122    130     145       153   166     192         263  290    340
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio           95     98    103      127    134     150       161   174     200         279  305    355
------------------------------------------------------------------------------------------------------------------------------------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                              1 Yr.              3 Yrs.                  5 Yrs.                  10 Yrs.
                                        --------------------------------------------------------------------------------------------
                                              One    Three           One     Three            One    Three            One    Three
                                        BC    Rider  Riders   BC     Rider   Riders    BC    Rider   Riders      BC   Rider  Riders
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  20    22     28       61     69       84       104   118     144         226  253    305
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  20    22     28       61     69       85       105   118     145         227  254    306
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 19    22     27       60     68       84       103   117     143         224  251    303
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       23    25     30       70     78       93       119   133     158         256  282    333
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          17    20     25       53     60       76        90   104     130         197  225    278
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund   22    24     30       67     75       90       115   128     154         246  273    324
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund    23    26     31       72     80       96       124   137     163         265  291    341
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      24    27     32       74     82       98       127   140     166         272  298    348
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   28    31     36       87     95      111       149   162     187         314  339    387
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               20    23     28       62     70       86       107   120     147         231  258    310
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management
Trust                                   20    23     28       62     70       85       106   119     146         229  256    308
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              25    28     33       78     86      102       134   147     172         284  310    359
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      23    25     30       70     78       93       119   133     158         256  282    333
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund          26    28     33       79     86      102       134   147     173         285  311    360
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     24    27     32       74     82       98       127   140     166         272  298    348
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                     23    25     31       70     78       94       120   134     159         258  284    335
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio               24    27     32       75     83       99       129   142     168         275  301    351
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio             25    28     33       78     85      101       133   146     171         282  308    357
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                   24    27     32       75     83       99       129   142     168         275  301    351
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
(Service Class)                         22    25     30       68     76       91       116   129     155         250  276    327
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class)                         21    24     29       65     73       88       111   124     150         239  266    317
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio (Service Class)               22    25     30       69     77       92       118   131     157         253  279    330
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio
(Service Class)                         23    25     31       70     78       94       120   134     159         258  284    335
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio (Institutional Shares)        21    24     29       65     73       88       111   124     150         239  266    317
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio (Institutional Shares)        21    24     29       65     73       89       111   125     151         240  267    318
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
(Institutional Shares)                  21    24     29       65     73       89       111   125     151         240  267    318
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio (Institutional Shares)        21    24     29       66     73       89       112   126     152         242  269    320
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
(Initial Class)                         23    25     31       70     78       94       120   134     159         258  284    335
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
(Initial Class)                         23    26     31       71     79       94       122   135     161         260  287    337
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
(Initial Class)                         25    28     33       77     85      100       132   145     170         280  306    355
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class)     23    25     31       70     78       94       120   134     159         258  284    335
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class) 23    26     31       72     80       95       123   136     162         263  290    340
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio           25    28     33       77     84      100       131   144     170         279  305    355
------------------------------------------------------------------------------------------------------------------------------------


7. The last sentence of the first paragraph on page 17 of the Prospectus under the section entitled "SURRENDERS AND PARTIAL WITHDRAWALS" is replaced with the following:

During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

8. The sixth sentence of the second paragraph under the section entitled"HOW YOUR ANNUITY PAYMENTS ARE CALCULATED" on page 21 of the Prospectus is replaced with the following:

The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, or switch from Option V-4 to Option V-1.

9. The first paragraph on page 22 of the Prospectus is replaced with the following:

The assumed investment return is a critical assumption for calculating variable annuity payments. For Options V-1, V-2 and V-3, the first variable payment will be based on the assumed investment return of 4%.

For Option V-4, you may choose an assumed investment return of 0%, 3 1/2%, or 5% if allowed by applicable law or regulation, before we start making payments to you. If no choice is made under Option V-4, 3 1/2% will be used as the assumed investment return.

The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

10. The information in the margin on page 22 of the Prospectus is revised to add the following additional item:

o     Option V-4
      Variable Annuity Payments
      To Age 100

11. The following section is added after the section entitled "Option V-3 - Joint and Survivor Annuity" on page 23 of the Prospectus:

Option V-4 - Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

o     The payee may not withdraw less than $500,

o One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.


In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of
(b) divided by (c) multiplied by (d) where:

a)    is the deferred sales charge that was waived;

b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d) is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. Option V-4 is not available to current contract owners, but we may make it available to them in the future.

12. The first paragraph of the section entitled "DEATH BENEFITS" on page 24 of the Prospectus is replaced with the following:

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

13. The following section entitled "EARNINGS BENEFIT RIDER" is added as a new contract feature following the section entitled "CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT" on page 27 of the Prospectus:

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of your death; otherwise we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon your death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.
o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.
o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners, but we may make the benefit available to them in the future.

If you (the annuitant) are 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of your death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If you are between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon your death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of the any earnings benefit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:
      o     Adding any net premiums contributed to the contract after your death
      o Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.
o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts.

If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.



In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).


As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

Partial withdrawal amount, including any deferred sales charges and annuity taxes (divided by) The accumulation value of your contract prior to withdrawal

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates
o     on the annuitant's 90th birthday
o     the date annuity payments begin
o     the date we receive a written termination request from you
o the date of the annuitant's death unless you are the annuitant and your spouse elects to continue the contract and rider
o     the date of your spouse's death, if your spouse continued the rider, and
o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

14. The first sentence of the second full paragraph after the bullet points on page 28 of the Prospectus in the section entitled "LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")" is revised as follows:

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes.

15. The following is added in the section entitled "LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")" at the end of page 28 of the Prospectus:

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

16. The information in the margin entitled "Cost and expenses" on page 30 of the Prospectus is amended to include the following:

and the following charges may apply

o     enhanced death benefit expenses

o     living benefit expenses

o     earnings benefit expenses

o     deferred sales charge

o     partial withdrawal charge

See accompanying text for details.

17. The following is added after the section entitled "Living Benefit Rider Expense" on page 32 of the Prospectus:

Earnings Benefit Rider Expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

Partial Withdrawal Charge

During the annuity period, under Option V-4 if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

18. The section entitled "Withdrawals" on page 33 of the Prospectus is revised to read "Withdrawals Before the Annuity Commencment Date" and the following is added following this section:

Withdrawals After the Annuity Commencement Date - After the Annuity Commencement Date under Option V-4 the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

19. The following is added to the section entitled "FEDERAL TAX MATTERS" on page 35 of the Prospectus as the first full paragraph:

Separate Account Charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

20. The following is added to the end of the paragraph entitled "Other Tax Issues" on page 38 of the Prospectus:

The IRS may take the position that the earnings benefit rider adversely affects the qualification of the policy as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the policy and the imposition of penalty taxes.

21. The third sentence of the second paragraph of "APPENDIX A - Summary Financial Information" is revised to read as follows:

If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time, or there were no outstanding accumulation units.

Individual Flexible Premium Deferred Variable Annuity Contract

Issued Through The Guardian Separate Account E of the Guardian Insurance & Annuity Company, Inc.

Supplement dated November 6, 2001 to Statement of Additional Information dated May 1, 2001

The following information should be read in conjunction with the Statement of Additional Information dated May 1, 2001 for The Guardian Investor Retirement Asset Manager Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account E. This Supplement modifies the Statement of Additional Information and should be read and retained with the Statement of Additional Information for future reference.

1. The second sentence of the section entitled "ANNUITY PAYMENTS" ON B-2 of the Statement of Additional Information is replaced with the following:

For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation.

2. The first full paragraph on page B-3 of the Statement of Additional Information is replaced with the following:

The assumed investment return under the contract is a measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return, the variable annuity payment will increase in amount at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return, variable annuity payments will decrease

For Options V-1, V-2 and V-3 the assumed investment return is 4%. Under Option V-4, you may choose a 0%, 3 1/2% or 5% assumed investment return.

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


     (a)  The following financial statements have been included in Part B:(4)
          (1)  The Guardian Separate Account E:
               Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the Year Ended December 31, 2000 Statements of Changes in Net Assets for the Year Ended December 31, 2000 and 1999
               Notes to Financial Statements
               Report of Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:
               Consolidated Balance Sheets as of December 31, 2000 and 1999 Consolidated Statements of Income and Comprehensive Income Operations for the Year Ended December 31, 2000, 1999 and 1998 Consolidated Statements of Changes in Stockholder's Equity for the Year Ended December 31, 2000, 1999 and 1998
               Consolidated Statements of Cash Flow for the Year
               Ended December 31, 2000, 1999 and 1998

               Notes to Consolidated Financial Statements
               Report of Independent Accountants


     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account E(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                      between The Guardian Insurance &
                                      Annuity Company, Inc. and Guardian
                                      Investor Services Corporation, as
                                      amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                      Service Agreement(2)
              4                 Specimen of Variable Annuity Contract, as
                                amended(1)
                                (a) Additional Payout Option -- Variable
                                      Payments to Age 100(5)
                                (b) Earnings Benefit Rider(5)
              5                 Form of Application for Variable Annuity
                                Contract(2)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended(1)(4)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America
                                and The Guardian Insurance & Annuity
                                Company, Inc.(2)
              9                 Opinion and Consent of Counsel(1)

              10                Consent of PricewaterhouseCoopers LLP.(6)

              11                Not Applicable
              12                Not Applicable
              13                (a) Powers of Attorney executed by a
                                      majority of the Board of Directors and
                                      certain principal officers of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(3)(4)
                                (b) Schedule for Computation of Performance
                                      Quotations(2)
-------------------
(1) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.
(2) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.
(3) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on April 14, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(4)   Incorporated by reference to the Registration Statement on Form N-4,
      (Reg. no. 333-21975), as previously filed on April 25th, 2001. Powers of Attorney for Messrs. dePalo and Manning.

(5) Incorporated be reference to Registration Statement on Form N-4 (Reg. no. 333-21975), as previously filed on August 27, 2001.
(6)   Filed herewith.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------

              Joseph D. Sargent         President, Chief Executive Officer
                                          and Director
              Edward K. Kane            Executive Vice President and Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer and Director
              Bruce C. Long             Executive Vice President and Director
              Peter L. Hutchings        Director
              Armand M. dePalo          Director
              Dennis J. Manning         Director
              Joseph A. Caruso          Senior Vice President and Corporate
                                          Secretary
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President
              Donald P. Sullivan, Jr.   Vice President
              Earl C. Harry                Treasurer

Item 26.          Persons Controlled by or under Common Control with Registrant

      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of June 30, 2001. Those entities which are indented under another entity is a subsidiary of that entity and, therefore, an indirect subsidiary of Guardian Life:

                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services
      Corporation                         New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%
Berkshire Life Insurance Company
  of America                              Massachusetts               100%
Guardian Asset Management                 Delaware                    100%
  Corporation

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Famlico, Inc.                         Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%
  Guardian Reinsurance Services
    Corporation                           Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                      14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Managed Dental Guard, Inc.                Maryland                    100%

Managed Dental Guard, Inc.                Missouri                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%


The Guardian Tax-Exempt Fund              Massachusetts                92.99%

The Guardian Baillie Gifford              Massachusetts                44.78%
  International Fund
The Guardian Investment Quality           Massachusetts                37.85%
  Bond Fund
The Guardian Asset Allocation Fund        Massachusetts                10.78%
Baillie Gifford Emerging Markets Fund     Maryland                     34.65%
Baillie Gifford International Fund        Maryland                     18.90%
The Guardian Park Avenue Small Cap Fund   Massachusetts                27.73%
The Guardian Baillie Gifford              Massachusetts                63.64%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                87.74%
The Guardian Small Cap Stock Fund         Maryland                     66.91%
The Guardian VC Asset Allocation Fund     Maryland                     59.42%
The Guardian VC 500 Index Fund            Maryland                     87.58%
The Guardian VC High Yield Bond Fund      Maryland                     81.50%
The Guardian Bond Fund                    Maryland                     15.47%
The Guardian S&P 500 Index Fund           Massachusetts                53.74%
Corporate Financial Services Inc.         Pennsylvania                100%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of June 30, 2001:

                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------      --------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners

         Type of Contract                  As of October 15, 2001
         ----------------                ------------------------

         Non-Qualified ..............            10,087
         Qualified ..................            26,082

                 Total ..............            36,169

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters

                  (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

                  (b) The following is a list of each director and principal officer of GISC. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GISC
                  ----                             ---------------------

                  Bruce C. Long                    President and Director

                  Armand M. dePalo                 Director

                  Peter L. Hutchings               Director

                  Joseph D. Sargent                Director
                  Frank J. Jones                   Director

                  Frank L. Pepe                    Senior Vice President and
                                                     Controller

                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Joseph A. Caruso                 Senior Vice President and
                                                   Corporate Secretary
                  Peggy L. Coppola                 Vice President
                  William D. Ford                  Vice President and National
                                                     Accounts Director
                  Keith Roddy                      Vice President and National
                                                     Sales Director

                  Name                            Position(s) with GISC
                  ----                            ---------------------

                  Earl C. Harry                   Treasurer

                  (c) GISC, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of its requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 6th of November, 2001.


                                            The Guardian Separate Account E
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)


                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Joseph D. Sargent*                      President, Chief Executive
-----------------------------------           Officer and Director
Joseph D. Sargent
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long

/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo

/s/ Dennis J. Manning*                      Director
-----------------------------------
Dennis J. Manning

/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane

/s/ Peter L. Hutchings*                     Director
-----------------------------------
Peter L. Hutchings


By /s/ Bruce C. Long                        Date: November 6, 2001
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney